File No. 33-09451

811-04870

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 52  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 52  [X]

(Check appropriate box or boxes.)

GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 X immediately upon filing pursuant to paragraph (b)

 ___  on ___ pursuant to paragraph (b)

 ___ days after filing pursuant to paragraph (a)(1)

 ___ on ___ pursuant to paragraph (a)(1)

 ___ days after filing pursuant to paragraph (a)(2)

 ___ on ___ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933, the Registrant, General New York AMT-Free Municipal Money Market Fund, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 19th day of April 2017.

General New York AMT-Free Municipal Money Market Fund

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	4/19/17

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	4/19/17

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	4/19/17

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	4/19/17

Francine J. Bovich

/s/ Peggy C. Davis*	Board Member	4/19/17

Peggy C. Davis

/s/ Diane Dunst*	Board Member	4/19/17

Diane Dunst

/s/ Robin A. Melvin*	Board Member	4/19/17

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	4/19/17

Nathan Leventhal

*BY:	/s/ Joni L. Charatan
Joni L. Charatan Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.